Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000248589
Shareholder Report [Line Items]
Fund Name	TCW Artificial Intelligence ETF
Trading Symbol	AIFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Artificial Intelligence ETF (AIFD) is an actively managed, conviction-weighted, concentrated ETF that seeks to invest in companies that are leading the development and commercialization of artificial intelligence. The Fund will generally invest in companies that fall into one of the following three buckets based on their relation to artificial intelligence:

  • AI Enablers, the physical infrastructure on which AI models are built, trained, and run;

    • AI Systems,the actual model and/or application of AI to a specific use case or as a general tool;

    • AI Adopters, companies that use commercial AI to create a competitive advantage.

The fund seeks to invest in companies with a “meaningful and measurable” effect from AI: meaningful in the sense that that effect will be material to fundamentals and measurable in the sense that the market can readily observe the impact. The current focus of the fund in on AI Enablers and AI Systems to take advantage of the ongoing buildout of AI data centers, but this investment philosophy allows us to focus on businesses in all economic sectors over time.

The TCW Artificial Intelligence ETF generated a net asset value return of 40.90% during the year ended October 31, 2025, outperforming the S&P 500 Index total return of 21.45% and the Russell 3000 Growth Index total return of 29.59%. This is inclusive of drawdowns of a ~33% and ~19% for AIFD and the S&P 500 Index, respectively, between Donald Trump’s inauguration and his “Liberation Day” tariff announcement in early April. AIFD rebounded to pre-Liberation Day levels within a month on improving demand for AI services, upward revisions in global data center capital expenditures and global trade détente. Performance benefited from the continuation of these trends through the rest of the period.

The top performers in the period were Lumentum Holdings, Broadcom, and NVIDIA.

The top detractors included Trade Desk, ON Semiconductor, and Super Micro Computer.

Performance Inception Date	Sep. 01, 2017
AssetsNet	$ 88,025,021
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 488,409
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	26.0%
Software	19.4%
Communications Equipment	14.3%
Interactive Media & Services	9.4%
Electrical Equipment	5.8%
Broadline Retail	4.6%
IT Services	3.8%
Machinery	3.4%
Other Security TypesFootnote Reference*	13.4%
Liabilities in Excess of Other Assets	(0.1)%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%
Broadcom, Inc.	6.9%
Arista Networks, Inc.	6.5%
Lumentum Holdings, Inc.	5.9%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.6%
CyberArk Software Ltd.	4.0%
Vertiv Holdings Co., Class A	3.9%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%

C000248590
Shareholder Report [Line Items]
Fund Name	TCW Durable Growth ETF
Trading Symbol	GRW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Durable Growth ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Durable Growth ETF	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

TCW Durable Growth ETF is a defensive growth portfolio that invests in high-quality, growing businesses with unique defensive characteristics. Our thesis is that investing in market-leading businesses with durable competitive advantages, essential or hard-to-replicate products or services, and exceptionally skilled management teams can help drive significant risk-adjusted compounding performance over the long term.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was -2.86%. The Russell 1000 and S&P 500 returned 21.14% and 21.45% respectively during this period.

At a sector level, the Fund saw its largest contributions from Industrials and Information Technology. Top contributors in the period included Broadcom, HEICO, Mirion Technologies. Idiosyncratic factors at select portfolio investments detracted from performance during this period. Companies such as FiServ, The Trade Desk, and Gartner were the most significant detractors during this period.

Broadly, equities had a strong year due to continued demand for Artificial Intelligence, a more resilient U.S. Consumer, and easing trade tensions. Additionally, the Fed’s easing cycle provided a strong backdrop for the market as the Fed announced a 25 bps (basis points) rate cut in September, and two more before the end of 2025. With U.S. equities currently trading well above their historical average and signs of slowing corporate earnings growth the markets, concerns about the state of the consumer, and companies capital expenditure related to AI investments are creating a proverbial “wall of worry.”

Performance Inception Date	Feb. 01, 2016
AssetsNet	$ 125,271,486
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,083,986
InvestmentCompanyPortfolioTurnover	46.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Software	27.2%
Aerospace & Defense	22.0%
Semiconductors & Semiconductor Equipment	9.4%
Financial Services	9.3%
Commercial Services & Supplies	7.2%
Time Deposit	4.6%
Specialty Retail	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other Security TypesFootnote Reference*	11.6%
Other Assets in Excess of Liabilities	1.6%

Top 10 Holdings (as a % of Net Assets)

Broadcom, Inc.	9.4%
TransDigm Group, Inc.	8.6%
Constellation Software, Inc.	7.3%
Waste Connections, Inc.	7.2%
General Electric Co.	6.8%
Microsoft Corp.	6.7%
Fair Isaac Corp.	4.9%
Citibank, New York	4.6%
HEICO Corp.	4.5%
Mastercard, Inc., Class A	4.2%

C000224885
Shareholder Report [Line Items]
Fund Name	TCW Transform 500 ETF
Trading Symbol	VOTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform 500 ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2025, the Underlying Index is represented by securities of companies in sectors including Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Materials, Utilities and Real Estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 22.06%. The Underlying Index returned 22.13% during the same Reporting Period.

Performance Inception Date	Jun. 22, 2021
AssetsNet	$ 940,131,266
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 392,948
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	14.7%
Software	11.2%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.3%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Other Security TypesFootnote Reference*	44.4%
Other Assets in Excess of Liabilities	0.1%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%

C000237925
Shareholder Report [Line Items]
Fund Name	TCW Transform Supply Chain ETF
Trading Symbol	SUPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform Supply Chain ETF (SUPP) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from companies’ relocalization of their supply chains to North America. Global supply chains are undergoing a monumental transformation with companies reshoring operations to local systems for competitiveness, resiliency, and national security purposes. This multi-decade shift is catalyzing trillions of dollars in investment, especially in North America, and presents a distinct opportunity to invest in the infrastructure, technology, and companies that we believe are enabling and benefiting from this transformation.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 12.17%. The Benchmark returned 21.45% during the same Reporting Period.

During the year, the portfolio’s semiconductor investments outperformed on the back of optimism for the role of the industry in key structural themes such as artificial intelligence, investment in state-of-the-art factories, and the electrification of our society at large. Broadcom (AVGO), NVIDIA (NVDA), and Taiwan Semiconductor (TSMC) were among the top-performing investments. Eaton Corporation also outperformed, benefitting from rapidly-growing data center construction as these facilities require state-of-the-art power management solutions.

On the other hand, select portfolio investments with idiosyncratic challenges, such as Roper Technologies, WillScot Holdings and Marvell, hurt performance during the period.

The intricate transformation of global supply chains will require trillions of dollars in investment. Investors are often underexposed to the opportunities presented by these once-in-a-generation economic transformations. These transformations are complex and developing rapidly. As active managers we strive to drive the greatest returns from these megatrends by reacting quickly to new insights or when facts change.

Performance Inception Date	Feb. 14, 2023
AssetsNet	$ 10,888,827
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 106,962
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	26.9%
Aerospace & Defense	11.1%
Commercial Services & Supplies	11.0%
Construction Materials	10.3%
Building Products	7.4%
Software	6.8%
Electrical Equipment	6.7%
Ground Transportation	3.6%
Other Security TypesFootnote Reference*	13.6%
Other Assets in Excess of Liabilities	2.6%

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	8.8%
Broadcom, Inc.	7.3%
Waste Connections, Inc.	6.9%
Eaton Corp. plc	6.7%
TransDigm Group, Inc.	6.3%
Martin Marietta Materials, Inc.	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.0%
Carpenter Technology Corp.	4.9%
Trane Technologies plc	4.5%
PTC, Inc.	4.4%

C000228741
Shareholder Report [Line Items]
Fund Name	TCW Transform Systems ETF
Trading Symbol	PWRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Transform Systems ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/Literature/Fund-Literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The TCW Transform Systems ETF (PWRD) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will drive and benefit from the large-scale systems changes underpinning the energy transformation. The massive scale of capital investment, long duration and seismic change creates a compelling backdrop for investment. As an actively managed fund, our portfolio management team seeks what they believe to be the best investment opportunities across several key systems supporting this transformation, including but not limited to transportation, electric grid systems, and power generation.

From November 1, 2024 through October 31, 2025 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 40.49%. The Benchmark returned 21.45% during the same Reporting Period.

During the year, the portfolio benefited from an increased awareness of the scarcity of reliable power and adequate electric grid stability to support the electrification of our economy. Top performing investments included Vistra Corporation and Vertiv. The portfolio also benefited from investments in the aerospace sector, particularly in companies in the aftermarket value chain, such as GE Aerospace (GE) and Safran. The global airline fleet is at record levels of age, and the supply chain continues to hold back the delivery of new aircraft.

On the other hand, the portfolio’s investments in the traditional energy sector hurt performance during the period as geopolitical tensions weighed on the energy sector.

The global energy and industrial complex is being rebuilt and this process will likely take decades. Investors are often underexposed to the opportunities presented by these once-in-a-generation economic transformations. These transformations are complex and developing rapidly. As active managers we strive to drive the greatest returns from these megatrends by reacting quickly to new insights or when facts change.

Performance Inception Date	Feb. 02, 2022
AssetsNet	$ 828,857,392
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,390,235
InvestmentCompanyPortfolioTurnover	52.00%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	23.3%
Electrical Equipment	15.3%
Semiconductors & Semiconductor Equipment	11.1%
Independent Power & Renewable Electricity Producers	10.6%
Commercial Services & Supplies	6.7%
Oil, Gas & Consumable Fuels	5.9%
Electronic Equipment, Instruments & Components	4.9%
Ground Transportation	4.5%
Other Security TypesFootnote Reference*	17.2%
Other Assets in Excess of Liabilities	0.5%

Top 10 Holdings (as a % of Net Assets)

General Electric Co.	9.7%
Vertiv Holdings Co., Class A	8.2%
Safran S.A.	8.1%
Republic Services, Inc., Class A	6.7%
Vistra Corp.	5.8%
Broadcom, Inc.	5.7%
Airbus SE	5.6%
Mirion Technologies, Inc., Class A	4.9%
Talen Energy Corp.	4.7%
Trane Technologies plc	4.2%